Consolidated Statements of Changes in Equity - EUR (€) € in Thousands		Public offering [member] Issued capital [member]	Public offering [member] Capital reserve [member]	Public offering [member] Other reserves [member]	Public offering [member] Retained earnings [member]	Public offering [member]	Institutional investors [member] Issued capital [member]	[1]	Institutional investors [member] Capital reserve [member]	[1]	Institutional investors [member] Other reserves [member]	[1]	Institutional investors [member] Retained earnings [member]	[1]	Institutional investors [member]	[1]	Committed equity facility [member] Issued capital [member]	Committed equity facility [member] Capital reserve [member]	Committed equity facility [member] Retained earnings [member]	Committed equity facility [member]	IPO 1 [member] Issued capital [member]	[2]	IPO 1 [member] Capital reserve [member]	[2]	IPO 1 [member] Other reserves [member]	[2]	IPO 1 [member] Retained earnings [member]	[2]	IPO 1 [member]	[2]	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2020																															€ 6,468	€ 39,490	€ 32,139	€ (83,123)	€ (5,026)
Statement Line Items [Line Items]
Contributions to equity							€ 4		€ 1,479						€ 1,483						€ 690		€ 138,837						€ 139,527
Issue of bonus shares																															1,529	(1,529)
Fair Value Measurement Convertible Bond																																	16		16
Conversion of Convertible Bond																															44	9,617	5	(5)	9,661
Share-based compensation																																	1,981		1,981
Settlement payment to owner																																	(250)		(250)
Loss for the period																																		(63,953)	(63,953)
Balance at Dec. 31, 2021																															8,735	187,894	33,891	(147,080)	83,439
Statement Line Items [Line Items]
Contributions to equity	[3]	€ 655	€ 37,849			€ 38,504
Fair Value Measurement Convertible Bond																															17	269			286
Share-based compensation																																	1,447		1,447
Settlement payment to owner	[4]																€ 525	€ 15,958		€ 16,483
Loss for the period																																		(183,698)	(183,698)
Exercise of share options																															25	4,549	(4,549)		25
Balance at Dec. 31, 2022																															9,957	246,519	30,789	(330,778)	(43,513)	[5]
Statement Line Items [Line Items]
Conversion of Convertible Bond																															877	11,190			12,067
Share-based compensation																																	(572)		(572)
Settlement payment to owner																															6	1,047	(1,047)		6
Loss for the period																																			(53,093)
Balance at Dec. 31, 2023																															10,840	258,756	29,170	(384,338)	(85,572)
Statement Line Items [Line Items]
Loss for the period																																		€ (53,560)	€ (53,560)

[1]	transaction costs of kEUR 17 were deducted from capital reserve
[2]	transaction costs of kEUR 2,825 less deferred taxes of kEUR 18 were deducted from capital reserve
[3]	transaction costs of kEUR 842 were deducted from capital reserve
[4]	transaction costs of kEUR 771 were deducted from capital reserve
[5]	Certain amounts have been reclassified to conform to the 2022 presentation.